Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies [Line Items]
2020	$ 6,195	$ 6,422
2021	5,192	5,235
2022	3,090	4,189
2023	1,449	2,663
2024 and thereafter	1,386	2,309
Total	17,312	20,818
Rent
Commitments and Contingencies [Line Items]
2020	5,863	6,123
2021	4,865	4,983
2022	2,961	3,957
2023	1,410	2,567
2024 and thereafter	1,385	2,281
Total	16,484	19,911
Office Equipment
Commitments and Contingencies [Line Items]
2020	332	299
2021	327	252
2022	129	232
2023	39	96
2024 and thereafter	1	28
Total	$ 828	$ 907